Accumulated Other Comprehensive Income (Loss)	6 Months Ended
Sep. 30, 2023
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income (Loss)	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
The following table presents the changes in Accumulated other comprehensive income (loss) (“Accumulated OCI”), net of tax and net of noncontrolling interests, for the six months ended September 30, 2022 and 2023:

	Six months ended September 30,
	2022	2023
	(in millions)
Accumulated other comprehensive income (loss), net of taxes:
Net unrealized losses on investment securities:
Balance at beginning of period	¥(674,230)	¥(883,466)
Net change during the period	(218,267)	(157,542)
Balance at end of period	¥(892,497)	¥(1,041,008)
Net debt valuation adjustments:
Balance at beginning of period	¥(14,538)	¥3,268
Net change during the period	45,485	(22,260)
Balance at end of period	¥30,947	¥(18,992)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Balance at beginning of period	¥5,969	¥594
Net change during the period	(21,686)	13
Balance at end of period	¥(15,717)	¥607
Defined benefit plans:
Balance at beginning of period	¥29,124	¥8,304
Net change during the period	(16,948)	48,926
Balance at end of period	¥12,176	¥57,230
Foreign currency translation adjustments:
Balance at beginning of period	¥880,708	¥1,715,492
Net change during the period	1,409,554	971,678
Balance at end of period	¥2,290,262	¥2,687,170
Balance at end of period	¥1,425,171	¥1,685,007
The following table presents the before tax and net of tax changes in each component of Accumulated OCI for the six months ended September 30, 2022 and 2023:

	Six months ended September 30,
	2022			2023
	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax
	(in millions)
Net unrealized gains (losses) on investment securities:
Net unrealized losses on investment securities	¥(534,655)	¥132,963	¥(401,692)	¥(147,389)	¥23,204	¥(124,185)
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests	296,064	(88,081)	207,983	(51,965)	14,020	(37,945)
Net change	(238,591)	44,882	(193,709)	(199,354)	37,224	(162,130)
Net unrealized gains (losses) on investment securities attributable to noncontrolling interests			24,558			(4,588)
Net unrealized losses on investment securities attributable to Mitsubishi UFJ Financial Group			(218,267)			(157,542)
Net debt valuation adjustments:
Net debt valuation adjustments	65,470	(20,047)	45,423	(32,387)	9,917	(22,470)
Reclassification adjustment for losses included in net income (loss) before attribution of noncontrolling interests	89	(27)	62	302	(92)	210
Net change	65,559	(20,074)	45,485	(32,085)	9,825	(22,260)
Net debt valuation adjustments attributable to noncontrolling interests			—			—
Net debt valuation adjustments attributable to Mitsubishi UFJ Financial Group			45,485			(22,260)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges	(22,892)	6,571	(16,321)	3,029	(599)	2,430
Reclassification adjustment for gains included in net income (loss) before attribution of noncontrolling interests	(6,701)	1,662	(5,039)	(3,013)	598	(2,415)
Net change	(29,593)	8,233	(21,360)	16	(1)	15
Net unrealized gains on derivatives qualifying for cash flow hedges attributable to noncontrolling interests			326			2
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group			(21,686)			13
Defined benefit plans:
Defined benefit plans	(23,354)	6,682	(16,672)	75,036	(22,992)	52,044
Reclassification adjustment for gains included in net income (loss) before attribution of noncontrolling interests	(443)	250	(193)	(4,612)	1,533	(3,079)
Net change	(23,797)	6,932	(16,865)	70,424	(21,459)	48,965
Defined benefit plans attributable to noncontrolling interests			83			39
Defined benefit plans attributable to Mitsubishi UFJ Financial Group			(16,948)			48,926
Foreign currency translation adjustments:
Foreign currency translation adjustments	1,654,830	(196,704)	1,458,126	1,200,624	(146,735)	1,053,889
Reclassification adjustment for gains included in net income (loss) before attribution of noncontrolling interests	(12,257)	3,753	(8,504)	(4,231)	1,296	(2,935)
Net change	1,642,573	(192,951)	1,449,622	1,196,393	(145,439)	1,050,954
Foreign currency translation adjustments attributable to noncontrolling interests			40,068			79,276
Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group			1,409,554			971,678
Other comprehensive income attributable to Mitsubishi UFJ Financial Group			¥1,198,138			¥840,815
The following table presents the effect of the reclassification of significant items out of Accumulated OCI on the respective line items of the accompanying condensed consolidated statements of operations for the six months ended September 30, 2022 and 2023:

	Six months ended September 30,
	2022	2023
Details of Accumulated OCI components	Amount reclassified out of Accumulated OCI		Line items in the consolidated statements of operations
	(in millions)
Net unrealized losses (gains) on investment securities
Net gains on sales and redemptions of Available-for-sale debt securities	¥(9,738)	¥(52,655)	Investment securities gains (losses)—net
Impairment losses on investment securities	299,281	2	Investment securities gains (losses)—net
Other	6,521	688
	296,064	(51,965)	Total before tax
	(88,081)	14,020	Income tax expense (benefit)
	¥207,983	¥(37,945)	Net of tax
Net debt valuation adjustments	¥89	¥302	Equity in earnings of equity method investees—net
	89	302	Total before tax
	(27)	(92)	Income tax expense (benefit)
	¥62	¥210	Net of tax
Net unrealized losses (gains) on derivatives qualifying for cash flow hedges
Interest rate contracts	¥(5,173)	¥—	Interest income on Loans, including fees
Foreign exchange contracts	(1,528)	(3,013)	Interest expense on Long-term debt or Foreign exchange losses—net
	(6,701)	(3,013)	Total before tax
	1,662	598	Income tax expense (benefit)
	¥(5,039)	¥(2,415)	Net of tax
Defined benefit plans
Net actuarial loss(1)	¥4,165	¥2,346	Other non-interest expenses
Prior service cost(1)	(2,469)	(1,616)	Other non-interest expenses
Gain on settlements and curtailment, and other(1)	(2,139)	(5,342)	Other non-interest expenses
	(443)	(4,612)	Total before tax
	250	1,533	Income tax expense (benefit)
	¥(193)	¥(3,079)	Net of tax
Foreign currency translation adjustments	¥(12,257)	¥(4,231)	Other non-interest income
	(12,257)	(4,231)	Total before tax
	3,753	1,296	Income tax expense (benefit)
	¥(8,504)	¥(2,935)	Net of tax
Total reclassifications for the period	¥276,752	¥(63,519)	Total before tax
	(82,443)	17,355	Income tax expense (benefit)
	¥194,309	¥(46,164)	Net of tax

Note:	(1)	These Accumulated OCI components are components of net periodic benefit cost. See Note 8 for more information.